STATEMENT OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Formation and operating costs		$ 249,074,000		$ 113,479,000		$ 548,095,000	$ 237,483,000		$ 600,133,000	$ 258,598,000
Loss from operations		(248,919,000)		(113,420,000)		(547,712,000)	(237,416,000)		(599,227,000)	(257,934,000)
Other income:
Loss on warrant liabilities				(57,000)		(6,976,000)	(114,000)		(1,205,000)	(406,000)
Other expense net		(12,802,000)		(3,893,000)		(461,957,000)	(9,552,000)		(120,341,000)	(19,400,000)
Loss before provision for income taxes		(261,721,000)		(117,313,000)		(1,009,669,000)	(246,968,000)		(719,568,000)	(277,334,000)
Provision for income taxes		(5,000)		28,000		(9,000)	100,000		188,000	(23,000)
Net loss		$ (261,726,000)		$ (117,285,000)		$ (1,009,678,000)	$ (246,868,000)		$ (719,380,000)	$ (277,357,000)
Basic and diluted weighted average shares outstanding, Non-redeemable common stock		13,728,639		8,319,168		13,042,653	8,117,746		9,389,540	7,789,421
Basic and diluted net loss per share, Non-redeemable common stock		$ (19.06)		$ (14.10)		$ (243.59)	$ (30.41)		$ (75.15)	$ (34.59)
Churchill Capital Corp IV
Formation and operating costs	$ 1,000	$ 562,194				$ 3,652,018		$ 2,976,423
Loss from operations	(1,000)	(562,194)				(3,652,018)		(2,976,423)
Other income:
Interest earned on marketable securities held in Trust Account		27,453				204,779		531,361
Loss on warrant liabilities		(587,379,256)			$ (51,980,500)	(1,399,753,658)		(58,778,500)
Transaction costs attributable to the Initial Public Offering					(2,167,536)			(2,167,536)
Unrealized gain on marketable securities held in Trust Account		(3,956)						4,645
Other expense net		(588,255,759)				(1,456,940,515)		(60,410,030)
Loss before provision for income taxes	(1,000)	(588,817,953)				(1,460,592,533)		(63,386,453)
Provision for income taxes		(1,962)				(25,540)		(81,422)
Net loss	$ (1,000)	$ (588,819,915)	$ (54,303,650)		$ (54,304,650)	$ (1,460,618,073)		$ (63,467,875)
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption		207,000,000	191,473,711		191,473,711	201,682,674		188,268,610
Basic and diluted net income per share, Class A common stock subject to possible redemption	$ 0.00	$ 0.00	$ 0.00		$ 0.00	$ 0.00		$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	45,000,000	51,750,000	59,043,747		54,862,784	58,496,884		62,139,949
Basic and diluted net loss per share, Non-redeemable common stock	$ 0.00	$ (11.38)	$ (0.92)		$ (0.99)	$ (24.97)		$ (1.02)
Class A Common Stock | Churchill Capital Corp IV
Other income:
Basic and diluted net loss per share, Non-redeemable common stock								$ (1.02)